DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with your first semi-annual report for Dreyfus Investment Portfolios -- Core Value Portfolio, which began operations on May 1, 1998. In the two-month period between May 1, 1998 and June 30, 1998, the close of the Portfolio's semi-annual fiscal period, your Portfolio's total return was -3.68% .* This compares with a total return of 2.27% for the Standard & Poor's 500 Composite Stock Price Index for the same period.**

ECONOMIC REVIEW

  Fears of Federal Reserve Board tightening appear to have eased due to accumulating evidence of slower overall economic growth since the spring. Monetary tightening has been deterred by the Asian financial crisis. The Fed's main domestic concern is that the tight labor market has begun to fuel faster wage growth across many industries. However, thus far rising wages have still not meant rising prices. Instead, this cost-price mix threatens to further erode corporate profit margins. Market interest rates have already rejected the slower
economy,    and   the   interest   rate   curve   has   become   quite   flat.

  The shift to slower economic growth this spring is largely due to the drag from Asia's recession, but may well be reinforced this summer by the multiplier impacts of the General Motors strike. Among broader economic factors, the trade deficit has widened sharply due to both weak exports and strong growth in imports. Also, inventories soared earlier this year, potentially creating some drag on future production. However, thus far slowing industrial output has largely been met by shortening the manufacturing work week, not by cutting jobs. Hence, the shift to slower growth has not relieved the tightness in the labor market. Instead, the virtual absence of bad news has left consumers to enjoy the benefits of rising real wages and lower interest rates that, in turn, have boosted spending and home ownership.

  Although growth in corporate profits has slowed in many sectors in the past year, consensus estimates of future profit growth continue to be cut by many analysts. Profit margins had already begun to shrink under the weight of rising labor costs, making companies' reported profits increasingly dependent on growth of sales. Overall profits could thus prove quite vulnerable to a period of significantly slower economic growth.

  Virtually all Treasury market interest rates have already fallen near to the floor set by the Federal Funds rate. This implies that further substantial interest rate drops are unlikely unless the economy weakens enough to justify action by the Fed to ease credit.

MARKET OVERVIEW

  The brief period when the Portfolio was operating before June 30, 1998 was marked by general market weakness in May, followed by a rebound in June by large-capitalization stocks, primarily those with growth characteristics. Value stocks, especially those in the mid-cap range, were left aside in the market's June advance.

PORTFOLIO FOCUS

  Against this backdrop, the Portfolio emphasized value stocks with strong operating fundamentals and positive business momentum. The Portfolio' s characteristics demonstrate favorable value relative to its benchmark, the S&P
500. The Portfolio' s 1998 estimated price-to-earnings ratio of 15.3 is well below the S& P 500's price-to-earnings ratio of 21.2. The price-to-book ratio also compared favorably at 2.6 for the Portfolio and 4.3 for the S&P 500.

  Currently, the Portfolio is overweighted in the financial services, consumer services, and energy sectors. Chase Manhattan, Harcourt General, Union Pacific, Waste Management, and NationsBank are currently the Portfolio' s largest holdings.

  The Portfolio' s strongest performing sectors, since its inception, include capital goods, energy, and consumer services. News Corp. A.D.S., Harcourt General, Waste Management, Circuit City Stores -- Circuit City Group, and General Re were among the top contributors to performance during this period. Underperforming sectors included technology, consumer nondurables, and health care. Columbia/HCA Healthcare, Union Pacific, Philips Electronics N.V., and Lam Research detracted from the Portfolio's performance.

  Thank you for your confidence in Dreyfus. We look forward to serving your investment needs.

               Sincerely,



               [Valerie J. Sill, signature logo]

               Portfolio Manager

July 20, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
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STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

Common Stocks--93.0%                                                                                Shares             Value
-------------------------------------------------------                                           ___________        __________
            Basic Industries--5.6%  Bethlehem Steel                                    (a)              1,600        $   19,900

                                    British Steel, A.D.S.                                               1,800            40,950

                                    Broken Hill Proprietary, A.D.R.                                     1,900            32,181

                                    Crown Cork & Seal                                                     700            33,250

                                    IMC Global                                                          1,200            36,150

                                    Inco                                                                1,800            24,525

                                    Louisiana Pacific                                                   1,200            21,900

                                    Phelps Dodge                                                          400            22,875

                                    Reynolds Metals                                                       600            33,563

                                    Union Carbide                                                         500            26,688

                                                                                                                    ___________

                                                                                                                        291,982

                                                                                                                    ___________

               Capital Goods--7.5%  Case                                                                  200             9,650

                                    Federal-Mogul                                                         400            27,000

                                    Lockheed Martin                                                       600            63,525

                                    Northrop Grumman                                                      400            41,250

                                    Raytheon, Cl. A                                                     1,100            63,388

                                    United Technologies                                                   800            74,000

                                    Waste Management                                                    3,100           108,500

                                                                                                                    ___________

                                                                                                                        387,313

                                                                                                                    ___________

           Consumer Durables--5.5%  Lear                                               (a)              1,400            71,838

                                    Philips Electronics, N.V.                                             750            63,750

                                    Republic Industries                                (a)              4,000           100,000

                                    Whirlpool                                                             700            48,125

                                                                                                                    ___________

                                                                                                                        283,713

                                                                                                                    ___________

       Consumer Non-Durables--9.0%  Harcourt General                                                    2,000           119,000

                                    Hasbro                                                                700            27,519

                                    Kimberly-Clark                                                      1,800            82,575

                                    Loews                                                               1,000            87,125

                                    Philip Morris                                                       2,600           102,375

                                    RJR Nabisco Holdings                                                1,900            45,125

                                                                                                                    ___________

                                                                                                                        463,719

                                                                                                                    ___________

          Consumer Services--13.2%  ACNielsen                                          (a)              1,600            40,400

                                    American Stores                                                     1,800            43,537

                                    Circuit City Stores-Circuit City Group                              1,700            79,687

                                    Deluxe                                                                800            28,650

                                    Federated Department Stores                        (a)              1,100            59,194

                                    First Data                                                          1,600            53,300

                                    Limited                                                             2,200            72,875

                                    LucasVarity, A.D.S                                                  1,300            51,756

                                    McDonald's                                                            900            62,100

                                    Toys R Us                                          (a)              1,700            40,056

                                    Tricon Global Restaurants                          (a)              2,400            76,050

                                    Venator Group                                      (a)              4,000            76,500

                                                                                                                    ___________

                                                                                                                        684,105

                                                                                                                    ___________

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
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STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                           Shares             Value
-------------------------------------------------------                                           ___________        __________

                     Energy--11.0%  Amoco                                                               1,200        $   49,950

                                    Burlington Resources                                                1,000            43,063

                                    Canadian Pacific                                                    2,500            70,937

                                    Elf Aquitaine, A.D.S                                                  800            56,800

                                    Mobil                                                                 900            68,963

                                    Oryx Energy                                        (a)                900            19,913

                                    Phillips Petroleum                                                  1,600            77,100

                                    Tosco                                                               2,100            61,688

                                    Unocal                                                              2,000            71,500

                                    YPF Sociedad Anonima, A.D.S                                         1,600            48,100

                                                                                                                    ___________

                                                                                                                        568,014

                                                                                                                    ___________

         Financial Services--18.1%  Aetna                                                                 500            38,062

                                    Ahmanson (H.F.) & Co.                                                 800            56,800

                                    Allmerica Financial                                                   800            52,000

                                    Astoria Financial                                                     300            16,050

                                    BankAmerica                                                           600            51,862

                                    Chase Manhattan                                                     1,600           120,800

                                    CIGNA                                                               1,500           103,500

                                    Dun & Bradstreet                                                    1,100            39,737

                                    Equitable                                                             700            52,456

                                    Everest Reinsurance Holdings                                        1,200            46,125

                                    First Union                                                         1,800           104,850

                                    General Re                                                            200            50,700

                                    Golden State Bancorp                               (a)                500            14,875

                                    NationsBank                                                         1,400           107,100

                                    Republic New York                                                     600            37,763

                                    Washington Mutual                                                   1,050            45,609

                                                                                                                    ___________

                                                                                                                        938,289

                                                                                                                    ___________

                 Health Care--6.2%  Amgen                                              (a)              1,000            65,375

                                    Columbia/HCA Healthcare                                             3,500           101,937

                                    Foundation Health Systems                          (a)              1,800            47,475

                                    Mallinckrodt                                                          800            23,750

                                    Pharmacia & Upjohn                                                  1,100            50,738

                                    Tenet Healthcare                                   (a)              1,100            34,375

                                                                                                                    ___________

                                                                                                                        323,650

                                                                                                                    ___________

                  Technology--8.6%  Adaptec                                            (a)              2,300            32,919

                                    Applied Materials                                  (a)              1,600            47,200

                                    Compaq Computer                                                     2,100            59,587

                                    Electronic Data Systems                                             1,300            52,000

                                    Intel                                                                 700            51,887

                                    International Business Machines                                       650            74,628

                                    Lam Research                                       (a)              1,600            30,600

                                    National Semiconductor                             (a)                100             1,318

                                    Sun Microsystems                                   (a)              1,300            56,469

                                    Teradyne                                           (a)              1,400            37,450

                                                                                                                    ___________

                                                                                                                        444,058

                                                                                                                    ___________

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
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STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                           Shares             Value
-------------------------------------------------------                                           ___________        __________

              Transportation--2.3%  Union Pacific                                                       2,700        $  119,138

                                                                                                                     __________

                   Utilities--6.0%  Bell Atlantic                                                       1,000            45,625

                                    CMS Energy                                                          1,300            57,200

                                    Duke Energy                                                           500            29,625

                                    Edison International                                                  800            23,650

                                    Entergy                                                             1,700            48,875

                                    GTE                                                                   700            38,937

                                    Pinnacle West Capital                                                 900            40,500

                                    Southern                                                            1,000            27,688

                                                                                                                    ___________

                                                                                                                        312,100

                                                                                                                    ___________

                                    TOTAL COMMON STOCKS

                                        (cost $5,023,973)                                                            $4,816,081

                                                                                                                    ===========
Preferred Stocks--1.9%
-------------------------------------------------------

   Consumer Services; News Corp, A.D.S.

                                        (cost $82,833)                                                  3,500        $   98,875

                                                                                                                    ===========

                                                                                                    Principal

Short-Term Investments--6.5%                                                                         Amount
------------------------------------------------------------------------------------------         ___________

            Agency Discount Notes;  Federal Home Loan Banks,

                                        5.85%, 7/1/1998

                                        (cost $337,000)                                            $  337,000       $   337,000
                                                                                                                    ===========

TOTAL INVESTMENTS (cost $5,443,806)                                                                    101.4%        $5,251,956

                                                                                                   ==========       ===========

LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (1.4%)    $     (70,190)

                                                                                                   ==========       ===========

NET ASSETS                                                                                             100.0%        $5,181,766

                                                                                                   ==========       ===========

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
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STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                    Cost               Value

                                                                                                  ___________        __________
ASSETS:                          Investments in securities--See Statement of Investments          $ 5,443,806        $5,251,956

                                 Cash                                                                                    13,816

                                 Receivable for investment securities sold                                               41,598

                                 Dividends and interest receivable                                                        8,980

                                 Prepaid expenses--Note 1(f)                                                             29,242

                                 Due from The Dreyfus Corporation and affiliates                                          5,514

                                                                                                                     __________

                                                                                                                      5,351,106

                                                                                                                     __________

LIABILITIES:                     Payable for investment securities purchased                                            129,182

                                 Accrued expenses                                                                        40,158

                                                                                                                     __________

                                                                                                                        169,340

                                                                                                                     __________

NET ASSETS                                                                                                           $5,181,766

                                                                                                                     ==========


REPRESENTED BY:                  Paid-in capital                                                                     $5,373,134

                                 Accumulated undistributed investment income-net                                         11,514

                                 Accumulated net realized gain (loss) on investments                                    (11,032)

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 3                                                              (191,850)

                                                                                                                     ___________

NET ASSETS                                                                                                           $5,181,766

                                                                                                                     ===========

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED)                                          430,482

NET ASSET VALUE, offering and redemption price per share                                                                 $12.04

                                                                                                                        =======

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
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STATEMENT OF OPERATIONS

FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME:                          Cash dividends (net of $1,174 foreign taxes
                                    withheld at source)                                            $   14,343

                                 Interest                                                               5,805

                                                                                                   __________

                                        Total Income                                                                 $   20,148

EXPENSES:                        Investment advisory fee--Note 2(a)                                     6,358

                                 Auditing fees                                                          5,000

                                 Custodian fees--Note 2(a)                                              1,963

                                 Registration fees                                                      1,585

                                 Shareholders' reports                                                  1,250

                                 Organization expense--Note 1(f)                                        1,008

                                 Legal fees                                                               831

                                 Trustees' fees and expenses--Note 2(b)                                   779

                                 Shareholder servicing costs                                              213

                                 Miscellaneous                                                            256

                                                                                                   __________

                                        Total Expenses                                                 19,243

                                 Less--expense reimbursement from Dreyfus

                                    due to undertaking--Note 2(a)                                     (10,609)

                                                                                                   __________

                                        Net Expenses                                                                      8,634

                                                                                                                      _________

INVESTMENT INCOME--NET                                                                                                   11,514

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments                           $  (11,032)

                                 Net unrealized appreciation (depreciation) on investments           (191,850)

                                                                                                   __________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                                (202,882)

                                                                                                                      _________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                               $(191,368)

                                                                                                                      =========


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
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STATEMENT OF CHANGES IN NET ASSETS

FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998 (UNAUDITED)

OPERATIONS:
  Investment income--net                                                                                            $    11,514

  Net realized gain (loss) on investments                                                                               (11,032)

  Net unrealized appreciation (depreciation) on investments                                                            (191,850)

                                                                                                                    ___________

    Net Increase (Decrease) in Net Assets Resulting from Operations                                                    (191,368)

                                                                                                                    ___________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold                                                                                       5,329,758

  Cost of shares redeemed                                                                                                (6,624)

                                                                                                                    ___________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions                                           5,323,134

                                                                                                                    ___________

       Total Increase (Decrease) in Net Assets                                                                        5,131,766

NET ASSETS:

  Beginning of Period--Note 1                                                                                            50,000

                                                                                                                    ___________

  End of Period                                                                                                     $ 5,181,766

                                                                                                                    ===========


UNDISTRIBUTED INVESTMENT INCOME--NET                                                                              $      11,514


                                                                                                                      Shares

                                                                                                                    ___________

CAPITAL SHARE TRANSACTIONS:

  Shares sold                                                                                                           427,028

  Shares redeemed                                                                                                          (546)

                                                                                                                    ___________

    Net Increase (Decrease) in Shares Outstanding                                                                       426,482

                                                                                                                    ===========

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
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FINANCIAL HIGHLIGHTS

  Contained  below  is  per  share  operating  performance  data  for a share of
Beneficial Interest outstanding, total  investment return, ratios to average net
assets   and   other   supplemental  data  for  the  period  from  May  1,  1998
(commencement of operations) to June 30, 1998. This information has been derived from the Series' financial statements.

PER SHARE DATA:
   Net asset value, beginning of period                                                                        $12.50

                                                                                                              _______

   Investment Operations:

   Investment income--net                                                                                         .03

   Net realized and unrealized gain (loss) on investments                                                        (.49)

                                                                                                              _______

   Total from Investment Operations                                                                     .        (.46)

                                                                                                              _______

   Net asset value, end of period                                                                              $12.04

                                                                                                              =======


TOTAL INVESTMENT RETURN                                                                                        (3.68%)*

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets                                                                       .17%*

   Ratio of net investment income to average net assets                                                 .        .23%*

   Decrease reflected in above expense ratio due to undertaking by The Dreyfus Corporation                       .21%*

   Portfolio Turnover Rate                                                                                     18.98%*

   Net Assets, end of period (000's Omitted)                                                                   $5,182
------------------------

*  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Investment Portfolios (the "Fund") had no operations until May 1, 1998 (commencement of operations) other than matters relating to its organization and registration as a diversified open-end management investment company under the Investment Company Act of 1940 ("Act") and the Securities Act of 1933 and the sale and issuance of 4,000 shares of Beneficial Interest ("Initial Shares") to The Dreyfus Corporation (" Dreyfus" ). The Fund operates as a series company currently offering two series, including the Core Value Portfolio (the "Series")
 . The Fund is only offered to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The Series' investment objective is to provide long-term capital growth. Dreyfus serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

  As of June 30, 1998, MBIC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 400,000 shares of the Series.

  The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

  The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(B) FOREIGN CURRENCY TRANSACTIONS: The Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custodian agreement, the Series received net earnings credits of $203 during the period ended June 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Series not to distribute such gain.

  (E) FEDERAL INCOME TAXES: It is the policy of the Series to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  (F) OTHER: Organization expenses paid by the Fund are included in prepaid expenses and are being amortized to operations from May 1, 1998, the date operations commenced, over the period during which it is expected that a benefit will be realized, not to exceed five years. At June 30, 1998, the unamortized balance of such expenses amounted to $29,242. In the event that any of the Initial Shares are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of such shares being redeemed bears to the number of such shares outstanding at the time of such redemption.

NOTE 2--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Series' average daily net assets and is payable monthly. However, Dreyfus had undertaken from May 1, 1998 through June 30, 1998, to reduce the management fee and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate annual expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1% of the value of the Series' average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $10,609 during the period ended June 30, 1998.

  The  Series  compensates  Dreyfus Transfer, Inc., a wholly-owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

  The Series compensates Mellon under a custody agreement for providing custodial services for the Series. During the period ended June 30, 1998, the Series was charged $1,963 pursuant to the custody agreement.

  (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 3--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 1998 amounted to $5,737,224 and $619,387, respectively.

  At June 30, 1998, accumulated net unrealized depreciation on investments was $191,850, consisting of $125,035 gross unrealized appreciation and $316,885 gross unrealized depreciation.

  At June 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


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DREYFUS INVESTMENT PORTFOLIOS,

CORE VALUE PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              172SA986

Investment Portfolios,

CORE VALUE PORTFOLIO

Semi-Annual

Report

June 30, 1998